SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
SHARE BASED COMPENSATION [Abstract]
Schedule of Assumptions Used

The following assumptions were used in the Binomial option pricing model:

	Year Ended December 31, 2010
Options granted	Average risk-free rate of return	Exercise multiple	Volatility rate	Dividend yield	Post- vesting forfeiture rate
October 6, 2010	3.5%	3 times	50.0%	0%	3%
December 3, 2010	3.5%	2.2~3 times	50.0%	0%	3~9%

The following assumptions were used in the Binomial option pricing model:

	Year Ended December 31, 2012
Options granted	Average risk-free rate of return	Exercise multiple	Volatility rate	Dividend yield	Post- vesting forfeiture rate
January 9, 2012	2.05%	2.2 ~ 3.0 times	58.7%	0%	3-9.5%

Summary of Stock Option Activity

A summary of the aggregate option activity and information regarding options outstanding as of December 31, 2012 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Aggregate Intrinsic Value
Options outstanding on January 1, 2012 (after modification of exercise price)	6,805,000	$0.42
Granted	1,190,000	$0.42
Forfeited	(815,500)	$0.42

Options outstanding on December 31, 2012	7,179,500	$0.42	7.4	$-

Options vested or expected to vest on December 31, 2012	5,765,425	$0.42	7.4	$-

Options exercisable on December 31, 2012	4,337,417	$0.42	7.0	$-